Loan to a third party	6 Months Ended
Mar. 31, 2026
Loan to a third party
Loan to a third party

Note 9 — Loan to a third party

The loan to a third party relates to a three-year $10 million revolving loan to a third party for working capital purposes from November 1, 2025 to October 30, 2028 and at a 2% interest rate per annum. For the six months ended March 31, 2026, loan to this third party was $3,842,464 and the repayment from this loan was $1,244,431. As of March 31, 2026, the outstanding amount was $2,598,033.